Penn Capital Small/Mid Cap Equity Fund
Penn Capital Small/Mid Cap Equity Fund
Investment Objective
The Penn Capital Small/Mid Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Penn Capital Small/Mid Cap Equity Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee Paid to the Fund (as a percentage of amount redeemed in 90 days or less from date of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Penn Capital Small/Mid Cap Equity Fund		Institutional Class	Investor Class
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	2.84%	2.84%
Total Annual Fund Operating Expenses		3.74%	3.99%
Less Fee Waiver and/or Expense Reimbursement	[2]	(2.68%)	(2.68%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[2]	1.06%	1.31%
[1]	"Other Expenses" are estimated for the Investor Class shares of the Fund for the current fiscal year.
[2]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending October 30, 2017, do not exceed 1.06% for Institutional Class shares and 1.31% for Investor Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the end of the fiscal year in which the Advisor waived fees or paid expenses, to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation applies only for the first year. Your actual costs may be higher or lower:

Expense Example - Penn Capital Small/Mid Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	109	896	1,703	3,812
Investor Class	134	970	1,823	4,031

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the period from the Fund’s inception on December 1, 2015 through its fiscal period ended June 30, 2016, the portfolio turnover rate for the Fund was 70% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the equity securities of small and mid-capitalization companies. Small and mid-capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase between the lessor of $250 million or the market capitalization of the smallest company included in the Russell 2500® Index, and the greater of $10 billion or the market capitalization of the largest company included in the Russell 2500® Index.  As of August 31, 2016, the minimum and maximum market capitalizations included in the Russell 2500® Index were approximately $25 million and $11 billion, respectively.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

Equity securities in which the Fund may invest include common stock; preferred stock; convertible securities; other investment companies, including exchange traded funds (“ETFs”); American Depositary Receipts (“ADRs”); and real estate investment trusts (“REITs”). The Advisor may invest in private placements in these types of securities.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund generally invests in the securities of leveraged companies (i.e., companies that issue debt and other companies with leveraged capital structures).  The Fund also may invest in other investment companies, including ETFs, that have investment objectives similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund generally intends to invest in approximately 50 to 90 securities identified by the Advisor’s fundamental, bottom-up value driven research. The portfolio construction process involves both quantitative and qualitative fundamental analysis.  Quantitative measures include the review of company financial statements and analysis of the company’s financial metrics relative to its peer group.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.

The Fund anticipates a higher than average portfolio turnover rate.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund’s performance:

•	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•	Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•	ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•	Foreign Securities Risk. Investing in foreign securities (including ADRs) typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

•	Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•	Leveraged Companies Risk. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Leveraged companies can have limited access to additional capital.

•	Liquidity Risk. Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor’s success or failure to implement the Fund’s investment strategies.

•	Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

•	Portfolio Turnover Risk. The Advisor’s tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes. Increased transaction costs could detract from the Fund’s performance.

•	Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

•	Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission (“SEC”). Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that the Advisor determines to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•	REIT Risk. A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•	Small and Mid-Capitalization Companies Risk. Small and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance Information
Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus. Updated performance information is available online at www.penncapitalfunds.com or by calling 1-844-302-PENN (7366).